Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 June 2012 Plan [Member]	Dec. 31, 2012 June 2012 Plan [Member] Restructuring-related costs [Member]	Dec. 31, 2011 April 2011 Plan [Member]	Dec. 31, 2010 December 2010 Plan [Member]	Dec. 31, 2010 December 2010 Plan [Member] Restructuring-related costs [Member]	Dec. 31, 2011 October 2011 Plan [Member]	Dec. 31, 2011 October 2011 Plan [Member] Restructuring-related costs [Member]	Dec. 31, 2012 December 2012 Plan [Member]	Dec. 31, 2012 December 2012 Plan [Member] Restructuring-related costs [Member]	Dec. 31, 2012 Asset impairment [Member] June 2012 Plan [Member]	Dec. 31, 2010 Asset impairment [Member] December 2010 Plan [Member]	Dec. 31, 2012 Asset impairment [Member] December 2012 Plan [Member]	Dec. 31, 2012 Workforce reduction [Member] June 2012 Plan [Member]	Dec. 31, 2011 Workforce reduction [Member] April 2011 Plan [Member]	Dec. 31, 2010 Workforce reduction [Member] December 2010 Plan [Member]	Dec. 31, 2011 Workforce reduction [Member] October 2011 Plan [Member]	Dec. 31, 2012 Workforce reduction [Member] December 2012 Plan [Member]	Dec. 31, 2012 Other charge [Member] June 2012 Plan [Member]	Dec. 31, 2012 Other charge [Member] December 2012 Plan [Member]	Dec. 31, 2012 Restructuring charges [Member] June 2012 Plan [Member]	Dec. 31, 2010 Restructuring charges [Member] December 2010 Plan [Member]	Dec. 31, 2011 Restructuring charges [Member] October 2011 Plan [Member]	Dec. 31, 2012 Restructuring charges [Member] December 2012 Plan [Member]	Dec. 31, 2012 Inventory write-down [Member] June 2012 Plan [Member]	Dec. 31, 2012 Inventory write-down [Member] December 2012 Plan [Member]	Dec. 31, 2012 Equipment relocation [Member] June 2012 Plan [Member]	Dec. 31, 2011 Equipment relocation [Member] October 2011 Plan [Member]	Dec. 31, 2012 Equipment relocation [Member] December 2012 Plan [Member]	Dec. 31, 2012 Other costs [Member] June 2012 Plan [Member]	Dec. 31, 2010 Other costs [Member] December 2010 Plan [Member]	Dec. 31, 2012 Other costs [Member] December 2012 Plan [Member]
Restructuring and restructuring-related charges of actual costs
Planned Costs	$ 5.0	$ 1.6	$ 0.8	$ 1.9	$ 0.3	$ 2.4	$ 0.2	$ 4.1	$ 1.0	$ 1.2	$ 0.3	$ 1.1	$ 2.1	$ 0.8	$ 1.3	$ 2.2	$ 1.7	$ 0.1	$ 0.3	$ 3.4	$ 1.6	$ 2.2	$ 3.1	$ 0.6	$ 0.5	$ 0.5	$ 0.2	$ 0.1	$ 0.5	$ 0.3	$ 0.4
Actual Incurred Through	$ 5.2	$ 1.6	$ 0.7	$ 1.7	$ 0.3	$ 2.4	$ 0.2	$ 3.4	$ 0.6	$ 1.4	$ 0.1	$ 1.1	$ 2.0	$ 0.7	$ 1.3	$ 2.2	$ 1.4	$ 0.2	$ 0.3	$ 3.6	$ 1.4	$ 2.2	$ 2.8	$ 0.7	$ 0.5	$ 0.3	$ 0.2		$ 0.6	$ 0.3	$ 0.1